LOSS PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Loss for the year	$ (28,914)	$ (22,090)	$ (40,270)
Non-cash financial income (Note 8)	(233)	(1,388)	(2,390)
Cash interest expense (Note 8)	3,996	4,352	4,600
Non-cash interest on exchangeable notes (Note 8)	639	689	723
Adjusted loss after tax	$ (24,512)	$ (18,437)	$ (37,337)